Intangible Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Mar. 19, 2018
Amortization expense	$ 397,664	$ 397,664	$ 795,328	$ 621,647
Future amortization expense, year one	795,000		795,000
Future amortization expense, thereafter	$ 788,000		$ 788,000
CoNCERT Pharmaceuticals, Inc [Member]
Recognition of deferred tax liability					$ 3,037,147
Intangible asset, tax basis					1,782
CoNCERT Pharmaceuticals, Inc [Member] | License Rights [Member]
Purchase price					8,000,000
Transaction cost					1,782
Recognition of deferred tax liability					3,037,147
Intangible asset, tax basis					$ 1,782